Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-38434
Entity Registrant Name	DROPBOX, INC.
Entity Central Index Key	0001467623
Entity Tax Identification Number	26-0138832
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	50 Hawthorne Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	930-7766
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	DBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false